Schedule of Share-based Compensation, Stock Options, Activity (Details)	12 Months Ended
Mar. 31, 2017 USD ($)
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 343,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 2	7.00
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 3	8.5
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 4	$ 4,310,000
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 5	0.52
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 6	8.9
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 7	$ 0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 8	$ 0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 9	9.2
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 10	$ 0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 11	$ 0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 12	8.2
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 13	$ 4,653,400
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 14	0.92
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 15	8.2
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 16	$ 0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 17	$ 0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 18	7.8
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 19	$ (485,000)
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 20	0.52
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 21	$ 0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 22	$ (192,600)
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 23	0.52
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 24	$ 0
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 25	$ 4,145,800
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 26	0.92
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 27	7.7
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 28	$ 4,145,800
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 29	0.92
Options And Warrants Schedule Of Share-based Compensation, Stock Options, Activity 30	7.7